EMPLOYEE BENEFITS EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information of production costs
The following employee benefits expenses are included in production costs, general and administrative costs, and care and maintenance costs for the years ended December 31, 2020 and 2019:

	Year ended December 31, 2020	Year ended December 31, 2019
Salaries, short-term incentives and other benefits	$306,332	$200,710
Share based payment expense (note 17(iii))	10,457	9,307
	$316,789	$210,017